Short-term investments - Summary of Short-term Investments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Miscellaneous current assets [abstract]
Bank deposits	₨ 80,633	$ 1,070	₨ 10,368
Other investments	246,577	3,270	281,744
Total	₨ 327,210	$ 4,340	₨ 292,112